Schedule of reconciliation provision for income tax and the provision at the singapore statutory rate (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Income Tax Disclosure [Abstract]
Loss before tax	$ (858,417)	$ (1,655,880)	$ (3,383,806)	$ (15,621,986)	$ (3,213,360)
Loss tax expense computed at statutory rate			(17.00%)	(17.00%)	(17.00%)
Non-deductible expenses			2.90%	22.20%	4.70%
Income not subject to tax			(0.00%)	(0.10%)	(0.30%)
Underprovision in respect of prior years			0.00%	0.00%	0.00%
Utilization of previously unrecognized tax losses			0.00%	0.00%	0.00%
Deferred tax assets not recognised			14.10%	(5.10%)	12.60%
Others			0.00%	0.00%	0.00%
Effective tax rate			0.00%	0.00%	0.00%